SHARE OPTIONS (Details 3) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Additional disclosures
Share-based compensation expense	$ 2,518	$ 4,318	$ 2,695
2008 Plan | Share options.
Options Number
Outstanding (in shares)	2,506,300	1,562,850
Exercisable (in shares)	669,238
Expected to vest (in shares)	1,469,650
Weighted-average exercise price per option
Outstanding (in dollars per share)	$ 2.35	$ 1.71
Exercisable (in dollars per share)	$ 0.67
Expected to vest (in dollars per share)	$ 2.69
Weighted-average remaining contractual life (years)
Outstanding	8 years 3 months 4 days
Exercisable	8 years 3 months 4 days
Expected to vest	9 years 4 months 6 days
Aggregate intrinsic value
Outstanding (in dollars)	2,712
Exercisable (in dollars)	1,559
Expected to vest (in dollars)	922
Additional disclosures
Total intrinsic value of options exercised	119	1,235	0
Share-based compensation expense	291	280	216
Unrecognized compensation cost	$ 1,054
Weighted-average period of recognition of unrecognized compensation cost	3 years 2 months 12 days